Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Assets And Liabilities [Abstract]
Components Of Regulatory Assets And Liabilities

	December 31,		December 31,
	2011		2010
	Regulatory Regulatory		Regulatory Regulatory
	Assets	Liabilities	Assets	Liabilities

Income taxes	$105,070	$1,881	$78,203	$1,928
Utility plant retirement costs	21,975	16,828	27,720	14,969
Postretirement benefits	132,038	25,365	93,338	18,009
Water tank painting	4,653	-	4,731	-
Fair value adjustment of long-term
debt assumed in acquisition	1,540	162	1,751	236
Rate case filing expenses & other	11,412	3,352	11,633	779
	276,688	47,588	217,376	35,921
Less discontinued operations	34,396	6,244	29,399	2,490
	$242,292	$41,344	$187,977	$33,431